Other non-operating (income) expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-operating Expenses [Abstract]
Disclosure of detailed information about non-operating expenses

	2022	2021
Kumtor Mine litigation and related costs(1)	$15,036	$27,547
Interest income (2)	(9,419)	(2,777)
Gain on the termination of employee defined benefit health insurance plan(3)	(4,246)	—
Foreign exchange (gain) loss	(4,933)	900
Other expenses (income)	1,679	(2,177)
Other non-operating (income) expenses	$(1,883)	$23,493
(1)Primarily includes legal fees related to the Company’s international arbitration claim against the Kyrgyz Republic, negotiations with the government of Kyrgyz Republic and the filing for protection under Chapter 11 under the Federal US Bankruptcy Code by KGC and KOC, and related consulting costs.
(2)Primarily includes income earned from bank interest.
(3)Relates to the employee health benefits plan at the Langeloth processing facility.